Description of the Plan (Details)		1 Months Ended	12 Months Ended
	Oct. 31, 2024	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Everus
EBP, Description of Plan [Line Items]
Stock split, conversion ratio	0.25
EBP 004
EBP, Description of Plan [Line Items]
Plan transfers		$ 1,800	$ 1,795
Minimum age to be eligible to participate			18 years
Maximum annual compensation to total compensation, percentage			75.00%
Automatic deferral rate, annual increase			1.00%
Amount credited to participant accounts			$ 11,600,000
Amount credited to participant accounts, accrued but not paid			$ 7,300,000
Elected contribution percentage increment			0.01
Flexible installment period, maximum			9 years
Distributions to participants, requested prior to year end but not paid			$ 97,000	$ 68,000
Minimum borrowing amount			1,000
Maximum borrowing amount			$ 50,000
Maximum borrowing, percentage			50.00%
Forfeited nonvested account, balance			$ 1,000	$ 39,000
Forfeited nonvested account, decrease from employer contribution			$ 141,000
EBP 004 | EBP, Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Vesting percentage			100.00%
Vesting period			3 years
EBP 004 | EBP, Dividends Paid
EBP, Description of Plan [Line Items]
Vesting percentage			100.00%
EBP 004 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate			15.00%
Participant loan, interest rate			9.50%
EBP 004 | Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate			4.25%